Condensed Consolidated Balance Sheet (Unaudited)	Sep. 30, 2021 USD ($)
Current assets:
Cash	$ 3,152
Prepaid expenses	782,790
Total current assets	785,942
Investments held in Trust Account	382,614,309
Total Assets	383,400,251
Current liabilities:
Accounts payable	192,353
Accrued expenses	194,868
Due to related party	708
Note payable	770,000
Total current liabilities	1,157,929
Derivative warrant liabilities	24,225,300
Deferred underwriting commissions	13,390,810
Total liabilities	38,774,039
Commitments and Contingencies
Class A ordinary shares subject to possible redemption: 38,259,457 shares at $10.00 per share	382,594,570
Shareholders’ Equity (Deficit):
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 9,564,864 shares issued and outstanding	956
Additional paid-in capital
Accumulated deficit	(37,969,314)
Total shareholders’ deficit	(37,968,358)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 383,400,251